Note 8 - Leases	9 Months Ended
Sep. 30, 2019
Notes to Financial Statements
Lessee, Operating Leases [Text Block]

Note 8.  Leases

The Company leases office facilities under a non-cancelable operating lease agreement expiring on December 31, 2019. The Company also leases a corporate office facility previously utilized by Alliqua through an operating lease agreement, located in Yardley, Pennsylvania that expires in 2023. Effective February 1, 2019, this property has been subleased to The Pinnacle Health Group, Inc. through April 20, 2023 and the Company receives monthly lease payments.

Future minimum payments under non-cancellable leases as of September 30, 2019 are as follows (in thousands):

Period ending December 31	Future Commitments
2019 (remaining 3 months)	$116
2020	227
2021	232
2022	236
2023	80
Total future minimum lease payments	891
Less: imputed interest	(148)
Total	$743

Total operating lease expenses for the nine months ended September 30, 2018 and 2019 was $174,000 and $282,000, respectively, and are reflected in general and administrative expenses in the condensed consolidated statements of operations.

As of September 30, 2019, the Company had no leases that were classified as a financing lease. As of September 30, 2019, the Company did not have additional operating and financing leases that have not yet commenced.

During the nine months ended September 30, 2019, the Company recognized $104,000 of sublease income on its condensed consolidated statement of operations, which is recorded as an offset against general and administrative expenses.